Provisions - Summary of Changes in Group's Provisions (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Non current [member]
Disclosure of provisions [line items]
Provisions beginning balance		$ 1,084		$ 2,660		$ 2,571
Increases charged to expenses		297		426		433
Decreases charged to income		(44)		(13)		(38)
Increases from business combinations		14		0		0
Applications due to utilization		(1)		(3)		(1)
Net exchange and translation differences		(28)		(14)		(162)
Reclassifications and other movements		(712)	[1]	(1,970)	[2]	(142)
Result from net monetary position	[3]	0		(2)		(1)
Provisions ending balance		610		1,084		2,660
Non current [member] | Provision for lawsuits and contingencies [member]
Disclosure of provisions [line items]
Provisions beginning balance		129		66		571
Increases charged to expenses		41		105		89
Decreases charged to income		(7)		(5)		(26)
Increases from business combinations		2
Applications due to utilization		(1)		(3)		(1)
Net exchange and translation differences		(28)		(14)		(110)
Reclassifications and other movements		(25)	[1]	(18)	[2]	(456)	[4]
Result from net monetary position	[3]	0		(2)		(1)
Provisions ending balance		111		129		66
Non current [member] | Provision for environmental liabilities [member]
Disclosure of provisions [line items]
Provisions beginning balance		99		48		96
Increases charged to expenses		142		187		80
Decreases charged to income		(1)		(1)		0
Net exchange and translation differences		0		0		(52)
Reclassifications and other movements		(172)	[1]	(135)	[2]	(76)
Provisions ending balance		68		99		48
Non current [member] | Provision for Hydrocarbon Wells Abandonment Obligations [member]
Disclosure of provisions [line items]
Provisions beginning balance		856		2,546		1,904
Increases charged to expenses		114		134		264
Decreases charged to income		(36)		(7)		(12)
Increases from business combinations		12
Net exchange and translation differences		0		0		0
Reclassifications and other movements	[5]	(515)	[1]	(1,817)	[2]	390
Provisions ending balance		431		856		2,546
Current [member]
Disclosure of provisions [line items]
Provisions beginning balance		116		181		199
Increases charged to expenses		0		0		3
Decreases charged to income		0		0		(6)
Increases from business combinations		0		0		0
Applications due to utilization		(139)		(119)		(490)
Net exchange and translation differences		(1)		(7)		(39)
Reclassifications and other movements		253	[1]	61	[2]	514
Provisions ending balance		229		116		181
Current [member] | Provision for lawsuits and contingencies [member]
Disclosure of provisions [line items]
Provisions beginning balance		21		21		22
Increases charged to expenses		0		0		3
Decreases charged to income		0		0		(6)
Applications due to utilization		(25)		(17)		(318)	[6]
Net exchange and translation differences		(1)		0		(1)
Reclassifications and other movements		25	[1]	17	[2]	321
Provisions ending balance		20		21		21
Current [member] | Provision for environmental liabilities [member]
Disclosure of provisions [line items]
Provisions beginning balance		36		34		46
Applications due to utilization		(92)		(72)		(50)
Net exchange and translation differences		0		(7)		(38)
Reclassifications and other movements		174	[1]	81	[2]	76
Provisions ending balance		118		36		34
Current [member] | Provision for Hydrocarbon Wells Abandonment Obligations [member]
Disclosure of provisions [line items]
Provisions beginning balance		59		126		131
Applications due to utilization		(22)		(30)		(122)
Net exchange and translation differences		0		0		0
Reclassifications and other movements	[5]	54	[1]	(37)	[2]	117
Provisions ending balance		$ 91		$ 59		$ 126

[1]	Includes 242 and 4 corresponding to the provisions for hydrocarbon wells abandonment obligations and for environmental liabilities, respectively, related to the “Cerro Fortunoso”, “Valle del Río Grande” and “Manantiales Behr” exploitation concessions within the context of the Optimization plan of the conventional Upstream portfolio reclassified to the “Liabilities directly associated with assets held for sale” line item in the statement of financial position, see Notes 2.b.13) and 11.a).
[2]	Includes 2,023 and 54 corresponding to the provisions for hydrocarbon wells abandonment obligations and for environmental liabilities, respectively, related to the Mature Fields Project reclassified to the “Liabilities directly associated with assets held for sale” line item in the statement of financial position, see Notes 2.b.13) and 11.a).
[3]	Includes the adjustment for inflation of opening balances of provisions of subsidiaries with the peso as functional currency which was charged to “Other comprehensive income” in the statement of comprehensive income and the adjustment for inflation of the fiscal year, which was charged to net profit or loss in the statement of comprehensive income.
[4]	Includes 134 reclassified as “Other liabilities” in the statement of financial position due to the settlement agreement entered with Transportadora de Gas del Norte S.A. for claims related to restrictions in the natural gas market for the period from 2007 to 2010 and 286 reclassified as current “Provision for lawsuits and contingencies” due to the settlement and release agreement (the “Trust Settlement Agreement”) which provides for the full release and discharge of the Group from all claims associated with issues relating to the entities of the Maxus Energy Corporation group (“Maxus”).
[5]	Includes (219), 169 and 494 associated with the annual recalculation of costs of hydrocarbon wells abandonment, which are recognized under “Property, plant, and equipment” line item in the statement of financial position (see Note 8) for the years ended December 31, 2025, 2024 and 2023, respectively.
[6]	Includes the payment of the amount for the Trust Settlement Agreement for issues related to Maxus.